Note 14 - Revenue - Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2021
Net sales	$ 285,234,752	$ 126,102,533	$ 126,102,533
Mill Reject Pipe [Member]
Net sales	10,312,000	5,284,000
Coil [Member]
Net sales	230,438,149	95,264,555
Coil [Member] | Prime Coil [Member]
Net sales	219,483,437	85,933,199
Coil [Member] | Secondary Coil [Member]
Net sales	9,596,821	8,414,060
Coil [Member] | Customer Owned [Member]
Net sales	1,357,891	917,296
Tubular [Member]
Net sales	54,796,603	30,837,978
Tubular [Member] | Manufactured Pipe [Member]
Net sales	44,484,652	25,554,333
Tubular [Member] | Mill Reject Pipe [Member]
Net sales	$ 10,311,951	$ 5,283,645